Capital management policies and procedures	12 Months Ended
Dec. 31, 2017
Capital management policies and procedures [Abstract]
Capital management policies and procedures
30	Capital management policies and procedures

Grupo TMM’s capital management goal is to ensure the capacity of Grupo TMM to continue as a going concern and to provide its stockholders with an appropriate return on their investment. The Company monitors capital based on the carrying value plus its financial debt.

The Company sets its capital amount proportionate to its overall financing structure, meaning, the capital and financial liabilities that are not loans. Grupo TMM manages the capital structure and makes adjustments in light of changes in the economic conditions and the associated risks of the underlying assets. In order to maintain or adjust the capital structure, Grupo TMM may adjust the amount of capital reimbursements to stockholders, or issue new shares or sell assets to reduce its financial debt.

At December 31, 2017 and 2016, the capital management is summarized as follows:

	2017	2016
Stockholders’ equity	$2,229,062	$963,990

Total financial debt	898,618	10,070,457
Cash and cash equivalents	(461,554)	(902,704)
General financing	$437,064	$9,167,753

Ratio of total debt to stockholders’ equity	0.20	9.51